Risk Management Section - Non-performing Loans: ING Bank portfolio, outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non performing Loans [line items]
Financial assets	€ 876,444	€ 836,747
Non performing Loans [member]
Non performing Loans [line items]
Financial assets	11,102	12,481
Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	3,122
Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	748
Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	2,435
Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	3,248
Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	387
Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	777
Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	237
Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	148
Private Individuals [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	3,698	4,094
Private Individuals [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	973
Private Individuals [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	671
Private Individuals [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	1,137
Private Individuals [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	679
Private Individuals [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	230
Private Individuals [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	4
Private Individuals [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	2
Private Individuals [member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	1
Natural resources [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,022	1,742
Natural resources [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	105
Natural resources [Member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Natural resources [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	27
Natural resources [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	169
Natural resources [Member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	116
Natural resources [Member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	322
Natural resources [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	192
Natural resources [Member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	91
Real estate [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,159	1,523
Real estate [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	369
Real estate [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	33
Real estate [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	213
Real estate [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	542
Real estate [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	0
Real estate [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	1
Real estate [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	0
Real estate [member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Transportation & Logistics [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	804	983
Transportation & Logistics [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	348
Transportation & Logistics [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1
Transportation & Logistics [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	50
Transportation & Logistics [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	299
Transportation & Logistics [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	42
Transportation & Logistics [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	55
Transportation & Logistics [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	10
Builders & Contractors [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	889	863
Builders & Contractors [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	146
Builders & Contractors [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1
Builders & Contractors [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	275
Builders & Contractors [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	381
Builders & Contractors [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	0
Builders & Contractors [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	87
Builders & Contractors [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	0
General Industries [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	693	612
General Industries [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	153
General Industries [Member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	12
General Industries [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	114
General Industries [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	374
General Industries [Member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	41
General Industries [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	0
General Industries [Member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Services [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	563	578
Services [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	148
Services [Member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Services [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	256
Services [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	115
Services [Member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	36
Services [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	7
Food, Beverages & Personal Care [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	775	570
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	210
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	27
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	125
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	212
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	176
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	26
Other [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,497	€ 1,516
Other [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	670
Other [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	3
Other [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	238
Other [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	477
Other [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	0
Other [member] | Non performing Loans [member] | Americas [Member]
Non performing Loans [line items]
Financial assets	55
Other [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	0
Other [member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	€ 55